Cover	12 Months Ended
Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--06-30
Entity File Number	001-41333
Entity Registrant Name	Locafy Limited
Entity Central Index Key	0001875547
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	246A Churchill Avenue
Entity Address, City or Town	Subiaco
Entity Address, Country	AU
Entity Address, Postal Zip Code	WA 6008
Local Phone Number	61 409 999 339
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,528,803
Entity Accounting Standard	International Financial Reporting Standards
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Firm ID	2233
Auditor Location	Perth, Western Australia
Ordinary Shares No Par Value Per Share [Member]
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	LCFY
Security Exchange Name	NASDAQ
Warrants To Purchase Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	LCFYW
Security Exchange Name	NASDAQ